UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2010

Date of reporting period: September 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Global High Income Fund

September 30, 2009

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

November 17, 2009

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund (the “Fund”) for the semi-annual reporting period ended September 30, 2009. The Fund is a closed-end fund that trades under the New York Stock exchange symbol “AWF.” On March 11, 2009, the Boards of Directors of the Fund and ACM Managed Dollar Income Fund, Inc. (“Managed Dollar”) approved a proposal for the Fund to acquire Managed Dollar (the “Acquisition”). On August 21, 2009, the stockholders of Managed Dollar approved the Acquisition; the Acquisition did not require a vote of the stockholders of the Fund. In connection with the Acquisition, on September 25, 2009, all of Managed Dollar’s assets and liabilities were transferred to the Fund, and stockholders of Managed Dollar received shares of the Fund in exchange for their shares of Managed Dollar. The Acquisition did not impact the Fund’s overall expenses.

Investment Objective and Policies

The Fund seeks high current income and secondarily, capital appreciation. The Fund invests without limit in securities denominated in non-US currencies as well as those denominated in the US dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of US and non-US corporate issuers. For more information regarding the Fund’s risks, please see “A Word About Risk” on page 4 and “Note E—Risks Involved in Investing in the Fund” of

the Notes to Financial Statements on pages 56-57.

Investment Results

The table on page 5 shows the Fund’s performance compared with its current composite benchmark, which became effective on February 5, 2009. The composite benchmark is composed of equal weightings of the JPMorgan Emerging Markets Bond Index Global (JPM EMBI Global), the JPM Government Bond Index-Emerging Markets (GBI-EM) (local currency-denominated) and the Barclays Capital US Corporate High Yield (HY) 2% Issuer Capped Index, for the six- and 12-month periods ended September 30, 2009. Individual performance for each of these indices is also included for both time periods.

The Fund significantly outperformed its blended benchmark for both the six- and 12-month periods ended September 30, 2009, as investors gained confidence that a sustainable economic recovery was under way. The Fund’s overall sector positioning, country allocations and currency exposure all contributed to the outperformance for both periods as capital markets rallied.

The Fund’s overweight allocation to the high-yield sector, as well as the Fund’s overall higher risk profile, contributed significantly to relative performance for both periods. The Fund’s emerging market country selection, particularly overweights in Argentina and the Ukraine, as well as specific bank holdings in Kazakhstan and Russia, also helped relative performance.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	1

Exposure to commercial mortgage-backed securities which rallied strongly contributed positively as did the Fund’s overall currency positioning including exposure to the Brazilian real, Hungarian forint and Colombian peso.

Leverage made a positive contribution to the Fund’s performance for both the six- and 12-month periods ended September 30, 2009.

Market Review and Investment Strategy

Challenges continued into early 2009 as asset prices in many markets continued to fall and policymakers scrambled to combat the severe global economic downturn. By the second quarter of 2009, however, signs of a bottoming of the global recession resulted in a significant rally in credit sectors as well as equities. Capital markets rebounded on growing evidence that aggressive policy action on a global scale had been successful at staving off a depression-type scenario. Risk assets continued the rally into the third quarter as evidence mounted that the global economy was emerging from a deep recession and appeared on track for a return to modest economic growth in 2010.

The semi-annual period ended September 30, 2009 was marked by historic recovery with high yield returning 40.25%, as represented by the Barclays Capital US Corporate HY 2% Issuer Capped Index. High-yield spreads tightened 736 basis points, ending the reporting period at only 766 basis points over Treasuries. The events of the past year were historic in proportion, as high yield completed one of its fastest recoveries on record following the largest downturn on record. Corporate earnings appeared to have reached a bottom after a two-year plunge, and positive earnings surprises increased.

The JPM EMBI Global rose 22.13% for the semi-annual period as investors put to work cash that had previously sat on the sidelines. Non-investment-grade emerging market debt generally outperformed investment-grade bonds. No country within the JPM EMBI Global posted a negative return; indeed, several generated returns in excess of 50%, with the Fund benefiting from exposure to several of them. In particular were Argentina and the Ukraine, which returned in excess of 130% and 94%, respectively. Argentinean bond prices were helped by the government’s apparent willingness to negotiate with external creditors and the International Monetary Fund (IMF), and perhaps eventually, to overcome the debt-management difficulties that have followed it since its 2001 debt default. The Ukraine was helped by the easing of global risk aversion and progress in its IMF program. In unhedged dollar terms, the JPM GBI-EM rose 22.47% for the six-month period—nearly matching dollar-denominated debt.

While the Fund’s management team (the “Team”) does not anticipate significant changes in the Fund’s positioning, it recognizes that the environment is shifting—necessitating minor adjustments to the Fund’s port-

2	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

folio mix. Going forward, coupon interest is likely to drive returns. As risk premiums have declined, there has been a reduction in the yield dispersion among countries. Hence, the Team is reducing overweights in some smaller, less liquid countries and reducing underweights in larger, more liquid names. Underweights in countries with the narrowest yield spreads mean that the Fund should be less exposed than the JPM EMBI Global to the negative impact of higher US Treasury yields. The Team is maintaining the Fund’s key overweight positions in the dollar-denominated debt of Russia, Argentina, Kazakhstan and the Ukraine. The Brazilian real will likely remain the Fund’s largest local-currency exposure.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	3

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following page represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

AllianceBernstein Global High Income Fund Shareholder Information

The Fund’s NYSE trading symbol is “AWF.” Weekly comparative and market price information about the Fund is published each Monday in The Wall Street Journal and other newspapers in a table called “Closed-End Funds.” For additional shareholder information regarding this Fund, please see page 63.

Benchmark Disclosure

The unmanaged JPMorgan Emerging Markets Bond Index Global (JPM EMBI Global), the JPM Government Bond Index-Emerging Markets (GBI-EM) and the Barclays Capital US Corporate High Yield (HY) 2% Issuer Capped Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The unmanaged JPM EMBI Global tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, including loans and eurobonds. The JPM GBI-EM is the first comprehensive, global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The Barclays Capital US Corporate HY 2% Issuer Capped Index is the 2% Issuer Cap component of the US Corporate HY Index. The Barclays Capital US Corporate HY Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least 1 year to maturity. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

The Fund invests primarily in foreign securities which may result in significant fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainty in foreign countries. The Fund may invest in securities of emerging market nations, which may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. Fluctuations in the exchange rates between the US dollar and foreign currencies may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. Price fluctuation in the Fund’s portfolio securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. At the discretion of AllianceBernstein L.P. (the “Adviser”), the Fund may invest substantially all of its net assets in bonds that are rated below investment grade (i.e., “junk bonds”) and up to 50% in securities that are not readily marketable. These high-yield bonds involve a greater risk of default and price volatility than other bonds. Investing in non-investment grade securities presents special risks, including credit risk. Investments in the Fund are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. Similar to direct bond ownership, bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Fund. The Fund utilizes leverage, which increases volatility since leverage magnifies both positive and negative performance. The Fund maintains asset coverage of at least 300%. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2009	Returns
	6 Months	12 Months
AllianceBernstein Global High Income Fund (NAV)	47.66%	30.83%

Composite Benchmark: 33% JPM GBI-EM/33% JPM EMBI Global/33% Barclays Capital US Corporate HY 2% Issuer Capped Index	28.09%	15.27%

JPM GBI – EM	22.47%	4.14%

JPM EMBI Global	22.13%	18.67%

Barclays Capital US Corporate HY 2% Issuer Capped Index	40.25%	22.51%

The Fund’s Market Price per share on September 30, 2009 was $12.61. The Fund’s Net Asset Value per share on September 30, 2009 was $13.44. For additional Financial Highlights, please see page 60.

See Historical Performance and Benchmark disclosures on page 4.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	5

Historical Performance

PORTFOLIO SUMMARY

September 30, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mill): $1,144.7

*	All data are as of September 30, 2009. The Fund’s security type and country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” security type weightings represent 0.3% or less in the following security types: CMOs, Inflation-Linked Securities, Local Governments-Regional Bonds, Warrants, Supranationals, and Preferred Stock. “Other” country weightings represent 1.3% or less in the following countries: Australia, Belgium, Bermuda, Canada, Cayman Islands, Costa Rica, Czech Republic, Dominican Republic, Egypt, El Salvador, France, Gabon, Germany, Ghana, Hong Kong, Iceland, India, Ireland, Italy, Jamaica, Japan, Luxembourg, Netherlands, Nigeria, Norway, Panama, Peru, Poland, Serbia & Montenegro, Singapore, South Africa, Supranational, Trinidad & Tobago and United Kingdom.

6	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio Summary

PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADES – 39.0%
Industrial – 31.3%
Basic – 5.2%
Abitibi-Consolidated Co. of Canada 6.00%, 6/20/13(a)	US$	5	$825
AK Steel Corp. 7.75%, 6/15/12		1,300	1,304,875
Algoma Acquisition Corp. 9.875%, 6/15/15(b)		1,100	924,000
Arch Western Finance LLC 6.75%, 7/01/13(c)		813	799,789
Cascades, Inc. 7.25%, 2/15/13		1,300	1,274,000
Domtar Corp. 5.375%, 12/01/13		3,050	2,935,625
Evraz Group SA 8.25%, 11/10/15(b)		4,598	4,356,605
Georgia Gulf Corp. 10.75%, 10/15/16(a)		1,500	945,000
Georgia-Pacific Corp. 8.875%, 5/15/31		1,001	1,011,010
Georgia-Pacific LLC 7.125%, 1/15/17(b)		800	782,000
Graphic Packaging International Corp. 9.50%, 8/15/13		1,300	1,339,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 4.94%, 11/15/14(d)		1,765	1,341,400
9.75%, 11/15/14		115	98,900
Huntsman International LLC 7.875%, 11/15/14		1,292	1,204,790
Ineos Group Holdings PLC 8.50%, 2/15/16(b)		9,971	4,736,225
Jefferson Smurfit Corp. US 8.25%, 10/01/12(a)		1,308	931,950
Kronos International, Inc. 6.50%, 4/15/13	EUR	4,200	3,918,120
MacDermid, Inc. 9.50%, 4/15/17(b)	US$	800	736,000
Momentive Performance Materials, Inc. 10.125%, 12/01/14(e)		923	668,970
11.50%, 12/01/16		750	495,000
NewMarket Corp. 7.125%, 12/15/16		870	830,850
NewPage Corp. 10.00%, 5/01/12		3,535	2,333,100

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	7

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Norske Skogindustrier ASA 6.125%, 10/15/15(b)	US$	900	$558,000
7.00%, 6/26/17	EUR	1,674	1,543,278
Novelis, Inc. 7.25%, 2/15/15(c)	US$	1,910	1,652,150
PE Paper Escrow GmbH 12.00%, 8/01/14(b)		354	382,320
Peabody Energy Corp. Series B 6.875%, 3/15/13		710	717,100
Quality Distribution LLC 9.00%, 11/15/10		1,721	1,105,742
Rhodia SA 3.746%, 10/15/13(b)(d)	EUR	2,130	2,774,072
Smurfit-Stone Container Enterprises, Inc. 8.00%, 3/15/17(a)	US$	1,000	710,000
Steel Capital SA for OAO Severstal 9.25%, 4/19/14(b)		2,480	2,492,400
9.75%, 7/29/13(b)		5,738	5,795,380
Steel Dynamics Inc. 8.25%, 4/15/16(b)(c)		650	653,250
Teck Resources Ltd. 9.75%, 5/15/14(b)		495	544,500
United States Steel Corp. 6.65%, 6/01/37		1,000	815,638
7.00%, 2/01/18		1,000	960,372
Vedanta Resources PLC 8.75%, 1/15/14(b)		4,404	4,359,960
Verso Paper Holdings LLC/Verso Paper, Inc. Series B 11.375%, 8/01/16		800	502,000
Weyerhaeuser Co. 7.375%, 3/15/32		1,490	1,319,812

			59,854,008

Capital Goods – 3.1%
Alion Science and Technology Corp. 10.25%, 2/01/15		1,340	998,300
AMH Holdings, Inc. 11.25%, 3/01/14(c)		1,885	1,423,175
Ardagh Glass Finance PLC 9.25%, 7/01/16(b)	EUR	532	840,782
Berry Plastics Holding Corp. 8.875%, 9/15/14	US$	947	902,018
10.25%, 3/01/16		800	680,000
Bombardier, Inc. 6.30%, 5/01/14(b)		1,943	1,874,995
8.00%, 11/15/14(b)		1,400	1,435,000
Case Corp. 7.25%, 1/15/16		1,775	1,699,563

8	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Case New Holland, Inc. 7.125%, 3/01/14	US$	2,140	$2,097,200
Crown Americas 7.625%, 11/15/13		215	217,150
Grohe Holding GMBH 8.625%, 10/01/14(b)	EUR	2,602	2,855,727
Hanson Australia Funding Ltd. 5.25%, 3/15/13	US$	1,304	1,238,800
Hanson Ltd. 6.125%, 8/15/16		389	357,880
IFCO Systems NV 10.00%, 6/30/16(b)	EUR	1,200	1,914,062
L-3 Communications Corp. 5.875%, 1/15/15	US$	1,240	1,233,800
Masco Corp. 6.125%, 10/03/16		1,825	1,729,897
Owens Brockway Glass Container, Inc. 6.75%, 12/01/14		1,388	1,374,120
Owens Corning, Inc. 6.50%, 12/01/16		1,155	1,126,924
7.00%, 12/01/36		1,340	1,097,975
9.00%, 6/15/19		1,000	1,074,009
Plastipak Holdings, Inc. 8.50%, 12/15/15(b)		1,835	1,853,350
Ply Gem Industries, Inc. 11.75%, 6/15/13		160	140,800
Sequa Corp. 11.75%, 12/01/15(b)		670	529,300
Terex Corp. 8.00%, 11/15/17		2,451	2,248,793
Textron Financial Corp. 4.60%, 5/03/10		305	303,896
5.125%, 2/03/11		557	557,331
5.40%, 4/28/13		398	390,795
United Rentals North America, Inc. 6.50%, 2/15/12		1,612	1,616,030
7.75%, 11/15/13		1,346	1,211,400

			35,023,072

Communications - Media – 2.7%
Allbritton Communications Co. 7.75%, 12/15/12		1,725	1,621,500
American Media Operations, Inc. 14.00%, 11/01/13(b)(e)		708	442,451
CanWest Media, Inc. 8.00%, 9/15/12(a)		2	1,570
CCH I LLC 11.75%, 5/15/14(a)(c)		3,850	38,500
CCH I LLC / CCH I Capital Corp. 11.00%, 10/01/15(a)		840	155,400

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	9

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Central European Media Enterprises Ltd. 11.625%, 9/15/16(b)	EUR	1,051	$1,583,063
Charter Communications Operations LLC 10.00%, 4/30/12(b)(c)	US$	546	555,504
Clear Channel Communications, Inc. 5.50%, 9/15/14		5,400	2,382,750
CSC Holdings, Inc. 6.75%, 4/15/12		325	334,750
7.625%, 7/15/18		2,485	2,522,275
Dex Media West LLC/Dex Media West Finance Co. Series B 8.50%, 8/15/10(a)		180	153,900
Dex Media, Inc. 9.00%, 11/15/13(a)(c)		1,250	212,500
Gallery Capital SA 10.125%, 5/15/13(a)(f)		2,816	633,600
Hughes Network Systems LLC/HNS Finance Corp. 9.50%, 4/15/14		1,050	1,055,250
Intelsat Bermuda Ltd. 11.25%, 6/15/16		2,497	2,671,790
Lamar Media Corp. 6.625%, 8/15/15		1,750	1,627,500
Liberty Media Corp. 5.70%, 5/15/13		1,480	1,402,300
LIN Television Corp. 6.50%, 5/15/13		1,650	1,493,250
Nielsen Finance LLC / Nielsen Finance Co. 12.50%, 8/01/16(g)		1,400	1,102,500
Quebecor Media, Inc. 7.75%, 3/15/16		2,810	2,781,900
Rainbow National Services LLC 8.75%, 9/01/12(b)		500	510,000
10.375%, 9/01/14(b)		985	1,036,712
The Reader’s Digest Association, Inc. 9.00%, 2/15/17(a)		1,000	15,000
RH Donnelley Corp. Series A-1 6.875%, 1/15/13(a)		500	28,750
Series A-2 6.875%, 1/15/13(a)		252	14,490
Series A-3 8.875%, 1/15/16(a)		2,400	138,000
Series A-4 8.875%, 10/15/17(a)		3,010	173,075
Sinclair Television Group, Inc. 8.00%, 3/15/12		2	1,770
Sirius Satellite Radio, Inc. 9.625%, 8/01/13		1,465	1,329,487

10	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Thomson 5.75%, 9/25/15(h)	EUR	975	$171,212
Univision Communications, Inc. 12.00%, 7/01/14(b)	US$	862	926,650
WDAC Subsidiary Corp. 8.375%, 12/01/14(b)		1,550	420,438
WMG Holdings Corp. 9.50%, 12/15/14(g)		3,600	3,465,000

			31,002,837

Communications - Telecommunications – 2.7%
American Tower Corp. 7.00%, 10/15/17		685	702,125
Centennial Communications Corp. 10.00%, 1/01/13		955	994,394
Cincinnati Bell, Inc. 8.375%, 1/15/14		1,850	1,859,250
Cricket Communications, Inc. 9.375%, 11/01/14		2,275	2,309,125
Digicel Ltd. 9.25%, 9/01/12(b)		3,765	3,821,475
Fairpoint Communications, Inc. Series 1 13.125%, 4/01/13		1,512	185,267
Frontier Communications Corp. 6.25%, 1/15/13		1,517	1,486,660
Inmarsat Finance PLC 7.625%, 6/30/12		1,155	1,157,887
Level 3 Financing, Inc. 8.75%, 2/15/17		1,950	1,618,500
9.25%, 11/01/14		829	730,556
MetroPCS Wireless, Inc. 9.25%, 11/01/14		1,010	1,032,725
Mobile Satellite Ventures LP 14.00%, 4/01/13(b)(g)		1,000	725,000
Qwest Capital Funding, Inc. 7.25%, 2/15/11		1,900	1,900,000
Sprint Capital Corp. 6.875%, 11/15/28		3,225	2,692,875
8.75%, 3/15/32		130	122,850
Sprint Nextel Corp. 6.00%, 12/01/16		400	357,000
Terrestar Networks, Inc. 15.00%, 2/15/14(b)(e)		1,627	1,383,366
Time Warner Telecom Holdings, Inc. 9.25%, 2/15/14		1,400	1,442,000
Vip Finance (Vimpelcom) 8.375%, 4/30/13(b)		4,170	4,347,225

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	11

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Windstream Corp. 8.125%, 8/01/13	US$	1,558	$1,600,845
8.625%, 8/01/16		950	971,375

			31,440,500

Consumer Cyclical - Automotive – 1.2%
Affinia Group, Inc. 9.00%, 11/30/14		1,145	1,087,750
Allison Transmission, Inc. 11.00%, 11/01/15(b)		2,275	2,229,500
Cooper-Standard Automotive , Inc. 7.00%, 12/15/12(a)		1,445	751,400
Ford Motor Credit Co. LLC 3.26%, 1/13/12(d)		1,130	1,017,000
7.00%, 10/01/13		4,143	3,888,678
The Goodyear Tire & Rubber Co. 8.625%, 12/01/11		160	165,200
9.00%, 7/01/15		1,642	1,703,575
Keystone Automotive Operations, Inc. 9.75%, 11/01/13		2,510	658,875
Tenneco, Inc. 8.625%, 11/15/14		1,100	1,031,250
Visteon Corp. 7.00%, 3/10/14(a)		2,185	535,325
8.25%, 8/01/10(a)		250	61,250

			13,129,803

Consumer Cyclical - Entertainment – 0.1%
AMC Entertainment, Inc. 11.00%, 2/01/16		1,085	1,155,525

Consumer Cyclical - Other – 3.6%
Beazer Homes USA, Inc. 6.875%, 7/15/15		1,000	760,000
Boyd Gaming Corp. 7.75%, 12/15/12(i)		1,455	1,451,363
Broder Brothers Co. 11.25%, 10/15/10		700	0
12.00%, 10/15/13(e)(f)		374	155,300
Chukchansi Economic Development Authority 8.00%, 11/15/09(b)		730	576,700
Gaylord Entertainment Co. 6.75%, 11/15/14		5	4,625
8.00%, 11/15/13		2,150	2,203,750
Greektown Holdings LLC 10.75%, 12/01/13(a)(b)		1,470	356,475
Harrah’s Operating Co., Inc. 5.625%, 6/01/15		4,009	2,485,580
5.75%, 10/01/17		234	133,965

12	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

6.50%, 6/01/16	US$	2,057	$1,265,055
10.75%, 2/01/16		1,152	930,240
11.25%, 6/01/17(b)		485	497,125
Host Hotels & Resorts LP 6.875%, 11/01/14		1,135	1,109,462
Series O 6.375%, 3/15/15		1,500	1,421,250
Series Q 6.75%, 6/01/16		890	845,500
KB Home 5.875%, 1/15/15		305	287,462
Levi Strauss & Co. 8.875%, 4/01/16		1,462	1,480,275
M/I Homes, Inc. 6.875%, 4/01/12		1,500	1,387,500
Meritage Homes Corp. 6.25%, 3/15/15		750	697,500
MGM Mirage 6.625%, 7/15/15		480	370,800
7.625%, 1/15/17		2,500	1,950,000
8.375%, 2/01/11		135	124,875
Mohegan Tribal Gaming Auth 7.125%, 8/15/14		2,300	1,633,000
Pinnacle Entertainment, Inc. 7.50%, 6/15/15		2,100	1,858,500
Pulte Homes, Inc. 5.25%, 1/15/14		500	485,000
Quiksilver, Inc. 6.875%, 4/15/15		2,340	1,749,150
Royal Caribbean Cruises Ltd. 6.875%, 12/01/13		1,000	932,500
7.00%, 6/15/13		1,000	952,500
8.75%, 2/02/11		215	219,838
Sheraton Holding Corp. 7.375%, 11/15/15		1,500	1,477,500
Six Flags Operations, Inc. 12.25%, 7/15/16(a)(b)		1,244	1,125,820
Six Flags, Inc. 9.625%, 6/01/14(a)		703	130,055
Standard Pacific Corp. 6.50%, 8/15/10		750	765,000
Standard Pacific Escrow LLC 10.75%, 9/15/16(b)		560	551,600
Starwood Hotels & Resorts Worldwide, Inc. 6.25%, 2/15/13		1,000	985,000
Station Casinos, Inc. 6.00%, 4/01/12(a)		6	1,755
6.625%, 3/15/18(a)		4,405	154,175
Tropicana Entertainment LLC 9.625%, 12/15/14(a)		750	469

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	13

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Turning Stone Resort Casino Enterprise 9.125%, 12/15/10-9/15/14(b)	US$	1,700	$1,655,000
Universal City Development Partners 11.75%, 4/01/10		225	226,688
Universal City Florida Holding Co. 8.375%, 5/01/10		1,210	1,173,700
WCI Communities, Inc. 6.625%, 3/15/15(a)(j)		750	7,500
William Lyon Homes, Inc. 10.75%, 4/01/13		2,275	1,222,812
Wynn Las Vegas LLC/Corp. 6.625%, 12/01/14		2,970	2,859,800

			40,662,164

Consumer Cyclical - Restaurants – 0.1%
Sbarro, Inc. 10.375%, 2/01/15		1,500	1,185,000

Consumer Cyclical - Retailers – 1.7%
Asbury Automotive Group, Inc. 8.00%, 3/15/14		925	860,250
Autonation, Inc. 2.509%, 4/15/13(d)		55	51,769
The Bon-Ton Dept Stores, Inc. 10.25%, 3/15/14		1,650	1,204,500
Burlington Coat Factory Warehouse Corp. 11.125%, 4/15/14		1,897	1,859,060
Couche-Tard US/Finance 7.50%, 12/15/13		1,537	1,554,291
Dollar General Corp. 10.625%, 7/15/15		1,085	1,198,925
Duane Reade, Inc. 9.75%, 8/01/11		870	866,738
GSC Holdings Corp. 8.00%, 10/01/12		1,200	1,239,000
Hines Nurseries, Inc. 10.25%, 10/01/11(a)(j)		1,000	3,000
JC Penney Corp., Inc. 7.40%, 4/01/37		1,000	890,000
8.00%, 3/01/10		1	971
Limited Brands, Inc. 5.25%, 11/01/14		1,060	983,395
6.90%, 7/15/17		382	360,208
Macy’s Retail Holdings, Inc. 5.75%, 7/15/14		1,365	1,282,486
5.90%, 12/01/16		127	116,356
Michaels Stores, Inc. 10.00%, 11/01/14		2,165	2,132,525
11.375%, 11/01/16		1,105	1,033,175

14	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Neiman-Marcus Group, Inc. 9.00%, 10/15/15(e)	US$	840	$717,877
10.375%, 10/15/15		500	427,500
Rite Aid Corp. 6.875%, 8/15/13		715	586,300
9.50%, 6/15/17		160	129,600
Sally Holdings LLC 9.25%, 11/15/14		800	828,000
Toys R US, Inc. 7.375%, 10/15/18		1,525	1,326,750

			19,652,676

Consumer Non-Cyclical – 4.0%
ACCO Brands Corp. 7.625%, 8/15/15		2,955	2,452,650
10.625%, 3/15/15(b)		380	396,150
Aramark Corp. 8.50%, 2/01/15		1,805	1,820,794
Bausch & Lomb, Inc. 9.875%, 11/01/15		1,714	1,795,415
Biomet, Inc. 11.625%, 10/15/17		2,255	2,457,950
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15		830	722,100
Chaoda Modern Agriculture Holdings Ltd. 7.75%, 2/08/10(b)		4,495	4,427,575
Community Health Systems, Inc. 8.875%, 7/15/15		1,779	1,823,475
DaVita, Inc. 7.25%, 3/15/15		1,160	1,148,400
Dean Foods Co. 7.00%, 6/01/16		1,175	1,119,188
Elan Corp PLC 8.75%, 10/15/16(b)(k)		770	760,375
Elan Finance PLC/Elan Finance Corp. 7.75%, 11/15/11		2,090	2,129,187
Hanger Orthopedic Group, Inc. 10.25%, 6/01/14		640	678,400
HCA, Inc. 6.25%, 2/15/13		118	112,690
6.375%, 1/15/15		3,025	2,692,250
6.50%, 2/15/16		290	257,375
6.75%, 7/15/13		178	170,435
7.875%, 2/01/11		203	204,776
9.25%, 11/15/16		1,850	1,912,437
9.625%, 11/15/16(e)		510	530,400
Healthsouth Corp. 10.75%, 6/15/16		1,700	1,844,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%, 6/15/14		1,845	1,845,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	15

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Invacare Corp. 9.75%, 2/15/15	US$	1,000	$1,060,000
Merisant Co. 9.50%, 7/15/13(a)(d)(j)		1,000	217,500
Multiplan, Inc. 10.375%, 4/15/16(b)		900	868,500
New Albertsons, Inc. 7.45%, 8/01/29		2,455	2,111,300
Pinnacle Foods Finance LLC 10.625%, 4/01/17		1,250	1,276,563
Select Medical Corp. 7.625%, 2/01/15		1,849	1,731,126
Simmons Co. 10.00%, 12/15/14(g)		965	241,250
Stater Brothers Holdings 8.125%, 6/15/12		1,300	1,306,500
Sun Healthcare Group, Inc. 9.125%, 4/15/15		800	796,000
Universal Hospital Services, Inc. 4.635%, 6/01/15(d)		500	423,750
Vanguard Health Holding Co. 11.25%, 10/01/15(g)		1,650	1,716,000
Viant Holdings, Inc. 10.125%, 7/15/17(b)		801	760,950
Visant Corp. 7.625%, 10/01/12		1,120	1,121,400
Visant Holding Corp. 8.75%, 12/01/13		750	763,125

			45,695,486

Energy – 2.0%
Chaparral Energy, Inc. 8.875%, 2/01/17		1,510	1,215,550
Chesapeake Energy Corp. 6.375%, 6/15/15		1,800	1,671,750
6.50%, 8/15/17		600	550,500
6.875%, 1/15/16		240	227,400
7.50%, 9/15/13		105	104,344
CIE Generale De Geophysique 7.50%, 5/15/15		725	721,375
7.75%, 5/15/17		25	24,812
Complete Production Services, Inc. 8.00%, 12/15/16		1,650	1,501,500
Energy XXI Gulf Coast, Inc. 10.00%, 6/15/13		1,305	1,057,050
Forest Oil Corp. 7.25%, 6/15/19		2,035	1,902,725
Helix Energy Solutions Group, Inc. 9.50%, 1/15/16(b)		1,000	1,000,000
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75%, 11/01/15(b)		2,220	2,097,900

16	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Key Energy Services, Inc. 8.375%, 12/01/14	US$	1,000	$950,000
Mariner Energy, Inc. 11.75%, 6/30/16		818	881,395
Newfield Exploration Co. 6.625%, 9/01/14		1,030	1,011,975
OPTI Canada, Inc. 8.25%, 12/15/14		2,000	1,550,000
PetroHawk Energy Corp. 9.125%, 7/15/13		1,600	1,644,000
Pioneer Natural Resources Co. 5.875%, 7/15/16		500	462,142
Plains Exploration & Production Co. 7.75%, 6/15/15		1,250	1,240,625
Range Resources Corp. 7.50%, 5/15/16		500	500,000
Tesoro Corp. 6.25%, 11/01/12		164	160,720
6.50%, 6/01/17		2,195	1,986,475
9.75%, 6/01/19		135	140,400

			22,602,638

Other Industrial – 0.8%
Central European Distribution Corp. 8.00%, 7/25/12(b)	EUR	611	907,816
Education Management LLC 10.25%, 6/01/16	US$	1,050	1,165,500
Neenah Foundary Co. 9.50%, 1/01/17		1,350	573,750
RBS Global, Inc. and Rexnord Corp. 9.50%, 8/01/14		1,935	1,876,950
11.75%, 8/01/16		350	316,750
Sensus Metering Systems, Inc. 8.625%, 12/15/13		1,365	1,351,350
Trimas Corp. 9.875%, 6/15/12		2,795	2,522,487

			8,714,603

Services – 1.1%
Expedia, Inc. 8.50%, 7/01/16(b)		1,948	2,055,140
Lottomatica SpA 8.25%, 3/31/66(b)(h)	EUR	725	1,013,187
Realogy Corp. 10.50%, 4/15/14	US$	1,610	1,167,250
12.375%, 4/15/15		500	276,250
Service Corp. International 6.75%, 4/01/16		1,485	1,455,300
The ServiceMaster Co. 10.75%, 7/15/15(b)(e)		155	147,637
Ticketmaster Entertainment, Inc. 10.75%, 8/01/12		1,370	1,404,250

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	17

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Travelport LLC 9.875%, 9/01/14	US$	3,049	$2,949,908
West Corp. 9.50%, 10/15/14		1,117	1,094,660
11.00%, 10/15/16		1,100	1,091,750

			12,655,332

Technology – 2.2%
Amkor Technology, Inc. 9.25%, 6/01/16		2,590	2,667,700
Avago Technologies Finance 10.125%, 12/01/13(c)		1,180	1,241,950
Celestica, Inc. 7.875%, 7/01/11		1	967
Ceridian Corp. 11.25%, 11/15/15		1,725	1,546,031
Eastman Kodak Co. 7.25%, 11/15/13		170	139,400
First Data Corp. 9.875%, 9/24/15		2,387	2,204,991
Flextronics International Ltd. 6.50%, 5/15/13		1,785	1,740,375
Freescale Semiconductor, Inc. 8.875%, 12/15/14		2,130	1,629,450
10.125%, 12/15/16		1,785	1,187,025
Iron Mountain, Inc. 6.625%, 1/01/16		1,780	1,717,700
Lucent Technologies, Inc. 6.45%, 3/15/29		800	609,000
6.50%, 1/15/28		1,850	1,408,313
NXP BV / NXP Funding LLC 3.259%, 10/15/13(d)		670	484,075
9.50%, 10/15/15		930	618,450
Sanmina Corp. 8.125%, 3/01/16		2,947	2,755,445
Seagate Technology HDD Holding 6.375%, 10/01/11		1,707	1,707,000
Sensata Technologies BV 8.00%, 5/01/14(c)		800	746,000
Serena Software, Inc. 10.375%, 3/15/16		470	444,150
Sungard Data Systems, Inc. 9.125%, 8/15/13		1,220	1,232,200
10.25%, 8/15/15		300	306,000
Telcordia Technologies, Inc. 10.00%, 3/15/13(b)		1,500	1,155,000

			25,541,222

Transportation - Airlines – 0.2%
AMR Corp. 9.00%, 8/01/12		1,056	828,960

18	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Continental Airlines, Inc. 8.75%, 12/01/11	US$	260	$232,050
Series 2003-ERJ1 7.875%, 7/02/18		1,624	1,234,258

			2,295,268

Transportation - Railroads – 0.1%
Trinity Industries, Inc. 6.50%, 3/15/14		1,560	1,544,400

Transportation - Services – 0.5%
Avis Budget Car Rental 7.75%, 5/15/16		3,355	2,918,850
Hertz Corp. 8.875%, 1/01/14		2,655	2,681,550
US Shipping Partners LP Shipping Finance Corp. 13.00%, 8/15/14(a)(j)(l)		800	40,000

			5,640,400

			357,794,934

Financial Institutions – 4.2%
Banking – 2.2%
ABN Amro Bank NV 4.31%, 3/10/16(h)	EUR	1,295	1,051,746
Bank of America Corp. 8.00%, 1/30/18(h)	US$	1,585	1,409,224
8.125%, 5/15/18(h)		3,215	2,858,264
CenterCredit International 8.625%, 1/30/14(b)		1,404	1,235,520
Commerzbank Capital Funding Trust I 5.012%, 4/12/16(h)	EUR	1,450	1,113,975
Dexia Credit Local 4.30%, 11/18/15(h)		2,100	1,521,152
HBOS Capital Funding LP 4.939%, 5/23/16(h)		1,700	1,343,355
HBOS Euro Finance LP 7.627%, 12/09/11(h)		450	428,030
HT1 Funding GmbH 6.352%, 6/30/17(h)		1,550	1,315,552
Lloyds Banking Group PLC 6.657%, 5/21/37(b)(h)	US$	4,650	2,836,500
Royal Bank of Scotland Group PLC 7.64%, 9/29/17(h)		1,850	906,500
RS Finance (RSB) 7.50%, 10/07/10(b)		5,915	5,607,312
UT2 Funding PLC 5.321%, 6/30/16	EUR	1,293	1,213,317
Zions Bancorporation 5.50%, 11/16/15	US$	1,690	1,298,353
6.00%, 9/15/15		575	454,033

			24,592,833

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	19

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Brokerage – 0.1%
E*Trade Financial Corp. 7.375%, 9/15/13	US$	1,233	$1,115,865
Lehman Brothers Holdings, Inc. 6.875%, 5/02/18(a)		1,690	299,975
Nuveen Investments, Inc. 10.50%, 11/15/15(b)		225	194,625

			1,610,465

Finance – 0.8%
American General Finance Corp. 6.90%, 12/15/17		500	349,690
Series I 4.875%, 7/15/12		440	341,377
CIT Group, Inc. 5.125%, 9/30/14		270	172,967
5.40%, 1/30/16		2,500	1,576,015
6.10%, 3/15/67(h)		2,703	364,905
GMAC LLC 6.75%, 12/01/14(b)		2,590	2,201,500
6.75%, 12/01/14		1	800
6.875%, 9/15/11(b)		800	756,000
8.00%, 11/01/31(b)		662	532,910
Residential Capital LLC 9.625%, 5/15/15(b)		3,962	3,030,930

			9,327,094

Insurance – 0.7%
American International Group, Inc. 6.25%, 3/15/37		2,739	1,355,805
8.175%, 5/15/38(h)		1,561	936,600
Crum & Forster Holdings Corp. 7.75%, 5/01/17		720	662,400
Fairfax Financial Holdings Ltd. 7.75%, 6/15/17		1,250	1,225,000
Liberty Mutual Group, Inc. 7.80%, 3/15/37(b)		590	448,400
10.75%, 6/15/38(b)		2,790	2,650,500
MBIA Insurance Corp. 14.00%, 1/15/33(b)(h)		1,420	624,800

			7,903,505

Other Finance – 0.2%
Aiful Corp. 6.00%, 12/12/11(b)		3,782	1,512,800
iPayment, Inc. 9.75%, 5/15/14		878	588,260

			2,101,060

REITS – 0.2%
AMR Real Estate PTR/FIN 7.125%, 2/15/13		2,500	2,406,250

			47,941,207

20	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Utility – 2.6%
Electric – 2.1%
The AES Corp. 7.75%, 3/01/14	US$	2,560	$2,579,200
8.00%, 10/15/17		868	873,425
8.75%, 5/15/13(b)		31	31,581
Dynegy Holdings, Inc. 7.75%, 6/01/19		2,220	1,892,550
8.375%, 5/01/16		1,885	1,762,475
Edison Mission Energy 7.00%, 5/15/17		2,125	1,774,375
7.50%, 6/15/13		1,200	1,125,000
7.75%, 6/15/16		958	838,250
Energy Future Holdings Corp. 10.875%, 11/01/17		1,990	1,502,450
Mirant Americas Generation LLC 8.50%, 10/01/21		2,570	2,235,900
NRG Energy, Inc. 7.375%, 2/01/16-1/15/17		3,140	3,037,950
RRI Energy, Inc. 7.625%, 6/15/14		2,375	2,330,469
7.875%, 6/15/17		1,080	1,054,350
Texas Competitive Electric Holdings Co. LLC Series A 10.25%, 11/01/15		1,570	1,130,400
TXU Corp. Series P 5.55%, 11/15/14		1,801	1,229,087
Series Q 6.50%, 11/15/24		1,929	892,201

			24,289,663

Natural Gas – 0.5%
El Paso Corp. Series G 7.375%, 12/15/12		1,165	1,188,450
7.75%, 1/15/32		760	696,311
Enterprise Products Operating LLC Series A 8.375%, 8/01/66(h)		1,760	1,645,600
Kinder Morgan Finance Co. 5.70%, 1/05/16		1,410	1,343,025
Regency Energy Partners 8.375%, 12/15/13		1,031	1,041,310

			5,914,696

			30,204,359

Credit Default Index Holdings – 0.9%
DJ CDX.NA.HY-100 – 0.9%
CDX North America High Yield Series 8-T1 7.625%, 6/29/12(b)		9,657	9,898,425

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	21

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Dow Jones CDX HY Series 4-T1 8.25%, 6/29/10(b)	US$	856	$838,586

			10,737,011

Total Corporates - Non-Investment Grades (cost $476,595,154)			446,677,511

EMERGING MARKETS -SOVEREIGNS – 22.8%
Sovereign – 22.8%
Argentina – 4.5%
Argentina Bonos 7.00%, 10/03/15		56,086	40,360,109
7.82%, 12/31/33	EUR	4,691	4,278,148
8.28%, 12/31/33	US$	7,651	5,164,638
5.25%, 12/31/38(c)		3,480	1,165,800

			50,968,695

Colombia – 1.5%
Republic of Colombia 7.375%, 1/27/17-9/18/37(i)		14,610	16,607,440
7.375%, 3/18/19		140	160,090
11.75%, 2/25/20(i)		528	768,240

			17,535,770

Costa Rica – 0.0%
Republic of Costa Rica 8.05%, 1/31/13(b)		181	201,815

Dominican Republic – 1.1%
Dominican Republic 8.625%, 4/20/27(b)		8,385	8,133,450
9.04%, 1/23/18(b)		3,470	3,678,414
9.04%, 1/23/18		738	778,336

			12,590,200

El Salvador – 0.9%
Republic of El Salvador 7.625%, 9/21/34(b)		2,642	2,721,260
7.625%, 9/21/34		150	154,500
7.65%, 6/15/35(b)		6,996	6,996,000
8.50%, 7/25/11(b)(i)		400	423,000

			10,294,760

Gabon – 0.2%
Gabonese Republic 8.20%, 12/12/17(b)		2,570	2,647,100

Ghana – 0.6%
Republic of Ghana 8.50%, 10/04/17(b)		6,571	6,603,855

22	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Indonesia – 3.7%
Republic of Indonesia 6.625%, 2/17/37(b)	US$	4,170	$4,123,087
6.625%, 2/17/37(i)		6,000	5,932,500
6.75%, 3/10/14(b)		8,135	8,724,787
6.75%, 3/10/14		409	436,194
6.875%, 1/17/18(b)		11,508	12,384,910
7.25%, 4/20/15		976	1,066,722
7.50%, 1/15/16(b)		270	299,025
7.75%, 1/17/38(b)		3,049	3,384,390
8.50%, 10/12/35(b)		3,958	4,779,285
11.625%, 3/04/19(b)		1,039	1,459,795

			42,590,695

Panama – 1.1%
Republic of Panama 6.70%, 1/26/36		3	3,252
7.125%, 1/29/26(i)		447	515,168
7.25%, 3/15/15		321	366,742
8.875%, 9/30/27		7,610	9,969,100
9.375%, 4/01/29		1,621	2,220,770

			13,075,032

Philippines – 1.8%
Republic of Philippines 7.50%, 9/25/24		959	1,082,519
8.375%, 6/17/19		990	1,206,513
8.875%, 3/17/15		650	781,625
9.50%, 2/02/30(i)		2,125	2,814,818
9.875%, 1/15/19(i)		11,487	14,818,230
10.625%, 3/16/25		205	288,537

			20,992,242

Serbia & Montenegro – 0.2%
Republic of Serbia 6.75%, 11/01/24(b)(c)		2,070	2,038,950

Turkey – 1.3%
Republic of Turkey 6.875%, 3/17/36(i)		6,611	6,525,255
7.00%, 6/05/20		1,950	2,046,057
7.25%, 3/15/15		4,000	4,365,000
7.375%, 2/05/25		1,523	1,652,455

			14,588,767

Ukraine – 1.5%
Ukraine Government International Bond 3.20%, 12/19/10	JPY	600,000	6,015,708
6.385%, 6/26/12(b)(i)	US$	2,610	2,290,275
6.58%, 11/21/16(b)(i)		2,953	2,311,402
6.75%, 11/14/17(b)		1,230	965,550
7.65%, 6/11/13(b)		5,845	5,245,887

			16,828,822

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	23

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Uruguay – 1.1%
Republic of Uruguay 7.625%, 3/21/36	US$	1,840	$1,950,400
7.875%, 1/15/33(e)(i)		6,033	6,498,460
8.00%, 11/18/22		3,354	3,756,006
9.25%, 5/17/17		505	608,525

			12,813,391

Venezuela – 3.3%
Republic of Venezuela 1.505%, 4/20/11(d)		120	107,400
5.75%, 2/26/16(b)		9,189	6,778,817
7.00%, 12/01/18(b)(i)		11,415	8,215,261
7.65%, 4/21/25		9,654	6,437,674
8.50%, 10/08/14(i)		3,958	3,542,410
9.00%, 5/07/23(b)		10,141	7,656,380
9.25%, 5/07/28(b)		6,171	4,696,131
9.375%, 1/13/34		292	222,965

			37,657,038

Total Emerging Markets - Sovereigns (cost $216,439,312)			261,427,132

CORPORATES - INVESTMENT GRADES – 9.7%
Financial Institutions – 3.6%
Banking – 2.0%
American Express Co. 6.80%, 9/01/66(h)		225	191,250
Barclays Bank PLC 4.75%, 3/15/20(h)	EUR	1,890	1,707,839
Countrywide Home Loans, Inc. Series L 4.00%, 3/22/11	US$	3	3,049
Credit Agricole SA 6.637%, 5/31/17(b)(h)		1,165	827,150
Financial Security Assurance Holdings Ltd. 6.40%, 12/15/66(b)(h)		2,800	1,680,000
JP Morgan Chase 7.00%, 6/28/17(b)	RUB	168,000	3,540,576
Merrill Lynch & Co., Inc. 5.70%, 5/02/17	US$	200	195,829
Morgan Stanley 10.09%, 5/03/17(b)	BRL	5,760	2,926,168
Morgan Stanley FRN 3.054%, 5/30/11(d)	NZD	4,600	3,129,869
Rabobank Nederland 11.00%, 6/30/19(b)(h)	US$	280	343,000
VTB Capital SA 6.609%, 10/31/12(b)		3,360	3,368,400
6.875%, 5/29/18(b)		2,915	2,878,562

24	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Wells Fargo & Co. Series K 7.98%, 3/15/18(h)	US$	3,000	$2,730,000
Zions Bancorporation 7.75%, 9/23/14		130	116,350

			23,638,042

Finance – 0.4%
International Lease Finance Corp. 6.375%, 3/25/13		1,895	1,519,711
SLM Corp. 5.125%, 8/27/12		1,683	1,440,099
Series A 4.50%, 7/26/10		539	523,727
5.375%, 5/15/14		1,000	765,378

			4,248,915

Insurance – 0.9%
Assured Guaranty US Holdings Series A 6.40%, 12/15/66		2,869	1,750,090
Coventry Health Care, Inc. 5.95%, 3/15/17		1,000	896,651
Liberty Mutual Group, Inc. 5.75%, 3/15/14(b)		760	715,379
Lincoln National Corp. 8.75%, 7/01/19		604	698,566
MetLife, Inc. 10.75%, 8/01/39		2,350	2,831,750
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(b)		2,135	2,190,574
Suncorp Metway Insurance Ltd. Series 1 6.75%, 9/23/24(h)	AUD	1,000	678,793
Vero Insurance Ltd. 6.15%, 9/07/25(h)		990	577,371

			10,339,174

Other Finance – 0.3%
IIRSA Norte Finance Ltd. 8.75%, 5/30/24(b)	US$	2,920	3,007,455
Red Arrow International Leasing PLC 8.375%, 6/30/12	RUB	11,199	351,520

			3,358,975

			41,585,106

Industrial – 3.2%
Basic – 1.5%
ArcelorMittal 9.00%, 2/15/15	US$	860	989,000
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/01/17		2,080	2,212,600

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	25

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

GTL Trade Finance, Inc. 7.25%, 10/20/17(b)	US$	1,338	$1,411,590
The Mosaic Co. 7.625%, 12/01/16(b)(c)		445	474,689
Southern Copper Corp. 7.50%, 7/27/35		3,300	3,288,638
Usiminas Commercial Ltd. 7.25%, 1/18/18(b)		2,428	2,619,253
Vale Overseas Ltd. 6.875%, 11/21/36		5,956	6,161,667

			17,157,437

Communications -Telecommunications – 0.3%
Alltel Corp. 7.875%, 7/01/32		160	196,963
Qwest Corp. 6.50%, 6/01/17		610	573,400
6.875%, 9/15/33		1,570	1,271,700
8.875%, 3/15/12(c)		1,100	1,157,750

			3,199,813

Consumer Cyclical - Retailers – 0.0%
CVS Caremark Corp. 6.302%, 6/01/37(h)		215	183,825

Consumer Non-Cyclical – 0.2%
Bunge Ltd. Finance Corp. 8.50%, 6/15/19		377	434,617
Ventas Realty LP/Ventas Capital Corp. 6.75%, 4/01/17		1,907	1,868,860

			2,303,477

Energy – 0.6%
Gazstream SA 5.625%, 7/22/13(b)		724	731,741
National Oilwell Varco, Inc. Series B 6.125%, 8/15/15		130	132,418
TNK-BP Finance SA 7.50%, 7/18/16(b)		6,352	6,224,960

			7,089,119

Other Industrial – 0.5%
Noble Group Ltd. 6.625%, 3/17/15(b)		5,132	5,175,555
8.50%, 5/30/13(b)		511	553,158

			5,728,713

26	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Technology – 0.1%
Motorola, Inc. 6.50%, 9/01/25	US$	1,250	$1,056,356
7.50%, 5/15/25		97	88,322

			1,144,678

			36,807,062

Non Corporate Sectors – 2.5%
Agencies - Not Government Guaranteed – 2.5%
Gaz Capital SA 6.212%, 11/22/16(b)		2,914	2,797,440
6.51%, 3/07/22(b)		13,326	12,159,975
8.125%, 7/31/14(b)		500	535,000
9.25%, 4/23/19(b)		5,900	6,585,875
TransCapitalInvest Ltd. for OJSC AK Transneft 5.67%, 3/05/14(b)		591	576,225
7.70%, 8/07/13(b)		5,401	5,704,806
8.70%, 8/07/18(b)		311	340,545

			28,699,866

Utility – 0.4%
Electric – 0.4%
Allegheny Energy Supply Co. LLC 7.80%, 3/15/11		160	169,510
8.25%, 4/15/12(b)(c)		210	231,332
Aquila, Inc. 11.875%, 7/01/12(c)		1,550	1,789,884
Empresas Publicas de Medellin ESP 7.625%, 7/29/19(b)		1,636	1,770,970

			3,961,696

Total Corporates - Investment Grades (cost $108,090,495)			111,053,730

COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.4%
Non-Agency Fixed Rate CMBS – 8.4%
Banc of America Commercial Mortgage, Inc. Series 2007-5, Class A4 5.492%, 2/10/51		8,405	6,849,725
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class A2 5.408%, 1/15/46+		14,472	14,568,728
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3 6.02%, 6/15/38		6,840	5,801,274
Series 2006-C4, Class A3 5.467%, 9/15/39		5,615	4,772,022
Series 2006-C4, Class AM 5.509%, 9/15/39		5,900	4,120,538

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	27

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

GE Capital Commercial Mortgage Corp. Series 2005-C4, Class AM 5.513%, 11/10/45(h)	US$	800	$677,473
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A2 5.117%, 4/10/37+		14,000	13,965,787
GS Mortgage Securities Corp. II Series 2006-GG6, Class A2 5.506%, 4/10/38+		14,000	14,096,727
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AJ 5.04%, 10/15/42		400	292,707
Series 2006-CB15, Class AM 5.802%, 6/12/43		1,230	920,437
Series 2007-C1, Class A4 5.716%, 2/15/51		3,000	2,187,818
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AM 5.455%, 2/15/40		8,300	5,681,370
Merrill Lynch Mortgage Trust Series 2007-C1, Class A4 6.022%, 6/12/50		2,000	1,566,847
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class AM 5.204%, 12/12/49		8,050	5,942,906
Morgan Stanley Capital I Series 2006-IQ12, Class A4 5.332%, 11/15/16		7,900	7,072,697
Series 2006-IQ12, Class AM 5.37%, 12/15/43		7,700	5,723,753
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class AM 5.926%, 5/15/43		2,800	2,152,146
Series 2007-C34, Class AM 5.818%, 5/15/46(h)		400	272,696

Total Commercial Mortgage-Backed Securities (cost $96,419,453)			96,665,651

QUASI-SOVEREIGNS – 6.0%
Quasi-Sovereign Bonds – 6.0%
Indonesia – 0.3%
Majapahit Holding BV 7.75%, 10/17/16(b)		2,165	2,284,075
7.875%, 6/29/37(b)		699	702,495
8.00%, 8/07/19(b)		330	352,275

			3,338,845

28	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Kazakhstan – 1.4%
Intergas Finance BV 6.375%, 5/14/17(b)	US$	8,200	$7,503,000
KazMunaiGaz Finance Sub BV 8.375%, 7/02/13(b)		8,133	8,559,983
9.125%, 7/02/18(b)		250	271,250

			16,334,233

Russia – 3.4%
GPB Eurobond Finance PLC for Gazprombank 7.25%, 2/22/10	RUB	60,400	1,936,136
RSHB Capital SA for OJSC Russian Agricultural Bank 6.299%, 5/15/17(b)	US$	13,227	12,697,920
7.125%, 1/14/14(b)		5,889	6,021,502
7.175%, 5/16/13		660	679,800
7.75%, 5/29/18(b)		17,348	17,911,350

			39,246,708

Trinidad & Tobago – 0.2%
Petroleum Co of Trinidad & Tobago Ltd. 9.75%, 8/14/19(b)		1,675	1,896,938

Venezuela – 0.7%
Petroleos de Venezuela SA 5.25%, 4/12/17		13,207	8,166,020
5.375%, 4/12/27		200	96,200

			8,262,220

Total Quasi-Sovereigns (cost $57,862,746)			69,078,944

GOVERNMENTS - TREASURIES – 5.5%
Brazil – 3.4%
Brazil Notas do Tesouro Nacional Serie F 10.00%, 1/01/14	BRL	9,146	4,788,735
Republic of Brazil 10.25%, 1/10/28		2,664	1,455,757
12.50%, 1/05/16-1/05/22(i)		52,960	32,908,499

			39,152,991

Hungary – 1.7%
Hungary Government Bond Series 13/D 6.75%, 2/12/13	HUF	549,620	2,941,237
Series 14/C 5.50%, 2/12/14		1,977,160	9,907,641
Series 15/A 8.00%, 2/12/15		589,360	3,246,434
Series 16/C 5.50%, 2/12/16		697,550	3,396,081

			19,491,393

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	29

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

South Africa – 0.4%
South Africa Government Bond Series R203 8.25%, 9/15/17	ZAR	36,000	$4,671,566

Total Governments - Treasuries (cost $52,340,113)			63,315,950

GOVERNMENTS - SOVEREIGN BONDS – 4.3%
Brazil – 2.3%
Republic of Brazil 6.00%, 1/17/17	US$	471	509,622
7.125%, 1/20/37		7,802	9,197,154
8.25%, 1/20/34		6,699	8,832,631
8.75%, 2/04/25		515	679,800
8.875%, 10/14/19		5,697	7,406,100

			26,625,307

Iceland – 0.4%
Iceland Government International Bond 3.75%, 12/01/11	EUR	3,250	4,341,379

Peru – 0.9%
Republic of Peru 7.125%, 3/30/19	US$	2,085	2,413,388
7.35%, 7/21/25		3,875	4,469,231
8.375%, 5/03/16		226	272,872
8.75%, 11/21/33		2,257	3,013,095

			10,168,586

Russia – 0.7%
Russian Federation 7.50%, 3/31/30(b)(c)(i)		7,335	7,903,660

Total Governments - Sovereign Bonds (cost $40,192,143)			49,038,932

EMERGING MARKETS - TREASURIES – 2.8%
Colombia – 1.1%
Republic of Colombia 9.85%, 6/28/27	COP	1,927,000	1,064,186
12.00%, 10/22/15		19,227,000	11,806,651

			12,870,837

Egypt – 0.2%
Arab Republic of Egypt 8.75%, 7/18/12(b)	EGP	10,120	1,857,725

Turkey – 1.5%
Turkey Government Bond 16.00%, 3/07/12	TRY	22,820	17,584,009

Total Emerging Markets - Treasuries (cost $25,844,972)			32,312,571

30	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

BANK LOANS – 1.9%
Industrial – 1.6%
Basic – 0.1%
Hexion Specialty Chemicals, Inc. 2.56%, 5/05/13(d)	US$	65	$54,213
2.88%, 5/05/13(d)		301	250,211
Ineos US Finance LLC 12/16/13(d)(m)		175	146,562
12/16/14(d)(m)		175	147,145
John Maneely Co. 3.49%-3.76%, 12/09/13(d)		698	568,820

			1,166,951

Capital Goods – 0.2%
Graham Packaging Company, L.P. 2.50%-2.56%, 10/07/11(d)		88	86,116
6.75%, 4/05/14(d)		882	881,642
Graphic Packaging International, Inc. 3.08%-3.35%, 5/16/14(d)		731	710,022
Hawker Beechcraft Acquisition 3/26/14(d)(m)		122	92,821
3/26/14(d)(m)		7	5,478

			1,776,079

Communications - Media – 0.4%
Cengage Learning Acquisitions, Inc. (Thomson Learning) 2.75%, 7/03/14(d)		732	654,839
Charter Communications Operating LLC 6.25%, 3/06/14(d)		985	927,401
9.25%, 3/06/14(d)		1,231	1,241,260
Clear Channel Communications, Inc. 1/29/16(d)(m)		200	150,166
Univision Communications, Inc. 2.53%, 9/29/14(d)		1,375	1,158,754
Wide Open West Finance LLC 2.75%-4.75%, 6/30/14(d)		995	924,852

			5,057,272

Consumer Cyclical - Automotive – 0.0%
Ford Motor Co. 3.25%-3.51%, 12/15/13(d)		232	206,054

Consumer Cyclical - Other – 0.1%
Harrah’s Operating Co., Inc. 3.50%, 1/28/15(d)		1,210	982,093
Las Vegas Sands LLC 2.04%, 5/23/14(d)		866	722,629

			1,704,722

Consumer Cyclical - Retailers – 0.1%
Burlington Coat Factory 2.50%-2.63%, 5/28/13(d)		284	258,410

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	31

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Michaels Stores, Inc. 2.50%-2.56%, 10/31/13(d)	US$	500	$444,375

			702,785

Consumer Non-Cyclical – 0.2%
Carestream Health, Inc. 2.25%, 4/30/13(d)		882	825,962
HCA, Inc. 2.53%, 11/18/13(d)		1,059	998,495
Talecris Biotherapeutics Holdings Corp. 3.96%, 12/06/13(d)		497	486,250
Wrigley Jr Company 6.50%, 9/30/14(d)		289	293,442

			2,604,149

Energy – 0.1%
Ashmore Energy International 3.25%, 3/30/12(d)		118	106,531
3.28%, 3/30/14(d)		814	733,505

			840,036

Other Industrial – 0.0%
Swift Transportation Co., Inc. 5/12/14(d)(m)		250	230,077

Services – 0.2%
Sabre, Inc. 2.50%-2.74%, 9/30/14(d)		750	658,988
ServiceMaster Co. 2.75%-2.84%, 7/24/14(d)		199	177,749
West Corp. 7.25%, 10/24/13(d)		1,231	1,239,967

			2,076,704

Technology – 0.2%
Avaya Inc. 10/24/14(d)(m)		350	281,166
First Data Corp. 3.03%-3.04%, 9/24/14(d)		1,474	1,262,682
Sungard Data Systems, Inc. 2.00%, 2/28/14(d)		25	23,595
3.95%-4.09%, 2/28/16(d)		362	352,794

			1,920,237

			18,285,066

Utility – 0.2%
Electric – 0.2%
FirstLight Power Resources, Inc. 2.81%, 11/01/13(d)		479	445,725
4.81%, 5/01/14(d)		1,000	850,000
Texas Competitive Electric Holdings Company LLC 3.75%-3.78%, 10/10/14(d)		1,719	1,367,238

			2,662,963

32	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.1%
Finance – 0.1%
CIT Group, Inc. 13.00%, 1/20/12(d)	US$	564	$580,520

Insurance – 0.0%
Asurion Corp. 3.25%-3.26%, 7/03/14(d)		550	522,731

			1,103,251

Total Bank Loans (cost $21,746,844)			22,051,280

EMERGING MARKETS - CORPORATE BONDS – 1.5%
Financial Institutions – 1.1%
Banking – 0.8%
Alfa Bond Issuance PLC 8.625%, 12/09/15		2,585	2,397,587
ATF Bank 9.00%, 5/11/16(b)		3,137	2,917,410
Banco BMG SA 9.15%, 1/15/16(b)		3,750	3,937,500

			9,252,497

Other Finance – 0.3%
AES El Salvador Trust 6.75%, 2/01/16		270	228,160
MMG Fiduc (AES El Salvador) 6.75%, 2/01/16(b)		3,100	2,646,842

			2,875,002

			12,127,499

Industrial – 0.4%
Basic – 0.1%
Evraz Group SA 8.875%, 4/24/13(b)		598	577,788

Consumer Cyclical - Retailers – 0.1%
Edcon Holdings Proprietary Ltd. 6.273%, 6/15/15(b)(d)	EUR	1,566	1,409,338

Consumer Non-Cyclical – 0.1%
Foodcorp Ltd. 8.875%, 6/15/12(b)		1,000	1,360,915

Energy – 0.1%
Ecopetrol SA 7.625%, 7/23/19(b)	US$	1,485	1,616,155

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	33

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Technology – 0.0%
MagnaChip Semiconductor SA 8.00%, 12/15/14(a)(j)	US$	300	$30

			4,964,226

Total Emerging Markets - Corporate Bonds (cost $17,246,772)			17,091,725

ASSET-BACKED SECURITIES – 1.5%
Credit Cards - Floating Rate – 1.2%
Citibank Omni Master Trust Series 2009-A14, Class A14 3.004%, 8/15/18(b)(d)+		13,000	13,119,868

Home Equity Loans - Floating Rate – 0.3%
Countrywide Asset-Backed Certificates Series 2006-S5, Class A1 0.356%, 6/25/35(d)		2,421	2,010,054
Series 2007-S2, Class A1 0.386%, 5/25/37(d)		2,145	1,605,782

			3,615,836

Total Asset-Backed Securities (cost $16,838,863)			16,735,704

		Shares
COMMON STOCK – 0.4%
American Media, Inc.(n)		12,978	0
Broder Brothers Co.(n)		37,868	0
Citigroup, Inc.		935,384	4,527,259

Total Equities (cost $2,271,498)			4,527,259

		Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES – 0.4%
Egypt – 0.3%
Kreditanstalt fuer Wiederaufbau 18.50%, 2/11/10	EGP	16,500	3,079,700

Philippines – 0.1%
Power Sector Assets & Liabilities Management Corp. 7.25%, 5/27/19(b)	US$	1,250	1,332,000

Total Governments - Sovereign Agencies (cost $4,206,541)			4,411,700

34	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

CMOS – 0.4%
Non-Agency ARMS – 0.4%
American Home Mortgage Assets FRN Series 2006-5, Class A1 1.821%, 11/25/46(d)	US$	5,595	$2,508,016
Countrywide Home Loan Mortgage Pass Through Trust Series 2007-HYB2, Class 3A1 5.341%, 2/25/47(h)		992	513,134
Indymac Index Mortgage Loan Trust Series 2006-AR5, Class 2A1 5.609%, 5/25/36(h)		1,699	1,166,676
Merrill Lynch Mortgage Investors, Inc. Series 2006-A4, Class 3A1 6.166%, 7/25/36(h)		264	161,332

Total CMOs (cost $3,715,436)			4,349,158

INFLATION-LINKED SECURITIES – 0.3%
Uruguay – 0.3%
Republic of Uruguay 3.70%, 6/26/37(b)	UYU	40,380	1,606,008
Uruguay Government International Bond 4.25%, 4/05/27		47,829	2,124,243

Total Inflation-Linked Securities (cost $3,679,305)			3,730,251

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.3%
Colombia – 0.3%
Bogota Distrio Capital 9.75%, 7/26/28(b) (cost $3,224,531)	COP	7,758,000	3,675,094

		Shares
WARRANTS – 0.1%
Central Bank of Nigeria, expiring 11/15/20(h)(n)		9,250	1,063,750
Republic of Venezuela, expiring 4/15/20(n)		67,923	0

Total Warrants (cost $0)			1,063,750

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	35

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

SUPRANATIONALS – 0.1%
Eurasian Development Bank 7.375%, 9/29/14(b) (cost $840,000)	US$	840	$863,100

		Shares
PREFERRED STOCKS – 0.1%
Financial Institutions – 0.1%
Banking – 0.1%
Preferred Blocker, Inc. 7.00%(b)		792	460,573

REITS – 0.0%
Sovereign REIT 12.00%(b)		185	185,231

			645,804

Non Corporate Sectors – 0.0%
Agencies - Government Sponsored – 0.0%
Federal National Mortgage Association 8.25%(h)		80,000	128,800

Total Preferred Stocks (cost $2,413,730)			774,604

SHORT-TERM INVESTMENTS – 3.2%
Investment Companies – 3.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio(o) (cost $36,032,748)		36,032,748	36,032,748

Total Investments – 108.7% (cost $1,186,000,656)			1,244,876,794
Other assets less liabilities – (8.7)%			(100,129,934)

Net Assets – 100.0%			$1,144,746,860

36	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at September 30, 2009	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
JPMorgan Chase Bank, N.A.: Republic of Iceland 10.50%, 12/10/11, 12/20/11*	(10.50)%	3.642%	EUR	3,250	$(690,809)	$—	$(690,809)

Sale Contracts:
Citibank, N.A.: Federal Republic of Brazil 12.25%, 3/6/30, 8/20/10*	3.09	0.607		$21,380	552,545	—	552,545
Deutsche Bank: Ukraine 5.00%, 2/20/11, 9/20/10*	5.00	13.735		9,200	(700,691)	951,574	250,883
Goldman Sachs Bank USA: VTB Bank 4.25%, 2/15/16, 11/20/11* 4.25%, 2/15/16, 11/20/11*	11.50	3.254		4,400	922,656	—	922,656
Gazprom 8.625%, 4/28/34, 11/20/11*	9.25	2.289		2,900	515,288	—	515,288
Russian Federation 7.50%, 3/31/30, 12/20/09*	5.00	0.529		4,800	117,468	62,535	180,003
JPMorgan Chase Bank, N.A.: OAO Gazprom 10.50%, 10/21/09, 10/20/10*	1.04	1.414		12,210	9,741	—	9,741
Ukraine 5.00%, 2/20/11, 2/20/11*	5.00	13.891		4,000	(408,267)	751,200	342,933
Morgan Stanley Capital Services Inc.: Republic of Kazakhstan Zero Coupon, 1/20/10, 1/20/10*	0.00	1.394		9,800	(42,454)	226,790	184,336
Republic of Venezuela 9.25%, 9/15/27, 11/20/09*	5.00	7.327		4,900	74,868	93,487	168,355
RSHB 7.175%, 5/16/13, 11/20/13*	9.75	2.298		3,400	1,069,540	—	1,069,540

*	Termination date.

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Russian Ruble settling 11/12/09	321,571	$9,746,065	$10,608,950	$862,885

Sale Contracts:
Colombian Peso settling 10/22/09	3,683,841	1,915,923	1,915,428	495
Colombian Peso settling 10/22/09	5,779,019	2,789,775	3,004,824	(215,049)
Colombian Peso settling 10/22/09	6,956,270	3,541,438	3,616,941	(75,503)
Euro settling 10/07/09	6,696	9,668,217	9,799,154	(130,937)
Euro settling 11/16/09	675	998,240	988,137	10,103
Euro settling 11/16/09	20,618	29,878,281	30,170,165	(291,884)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	37

Portfolio of Investments

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)

Sale Contracts: (continued)
Euro settling 11/16/09	310	$449,260	$454,180	$(4,920)
Euro settling 11/16/09	208	303,344	304,682	(1,338)
Euro settling 11/16/09	866	1,263,575	1,267,752	(4,177)
Euro settling 11/16/09	657	955,596	961,273	(5,677)
Euro settling 11/16/09	249	360,602	364,551	(3,949)
Euro settling 11/16/09	298	437,056	436,163	893
Euro settling 11/16/09	75	108,935	109,277	(342)
Japanese Yen settling 10/19/09	878,443	10,081,670	9,787,090	294,580
Japanese Yen settling 11/05/09	494,780	5,319,357	5,513,196	(193,839)

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Interest Rate	Maturity	Amount
Barclays Capital	0.25%	10/01/09	$5,301,000
Barclays Capital	0.25	10/01/09	6,569,167
Barclays Capital	0.15	12/31/09	4,860,000
Barclays Capital	0.25	12/31/09	9,622,191
Barclays Capital	0.25	12/31/09	2,060,000
Barclays Capital	0.25	12/31/09	638,730
Barclays Capital	0.25	12/31/09	493,935
Barclays Capital	0.25	12/31/09	3,604,781
Barclays Capital	0.25	12/31/09	897,050
Barclays Capital	0.25	12/31/09	440,000
Barclays Capital	0.25	12/31/09	472,120
Barclays Capital	0.25	12/31/09	776,160
Barclays Capital	0.30	12/31/09	7,300,000
Barclays Capital	0.40	12/31/09	2,122,680
Barclays Capital	0.50	12/31/09	5,200,000
Barclays Capital	3.00	12/31/09	1,200,875
Chase Securities	0.25	12/31/09	2,053,750
Chase Securities	0.35	12/31/09	11,846,036
Newedge Group	0.00	12/31/09	772,549
Newedge Group	0.60	12/31/09	4,738,095
Newedge Group	0.70	12/31/09	7,187,500
Newedge Group	0.70	12/31/09	5,750,000
NN, Inc.	0.10	12/31/09	1,815,000

			$85,721,619

(a)	Security is in default and is non-income producing.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate market value of these securities amounted to $390,931,853 or 34.2% of net assets.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2009.

(d)	Floating Rate Security. Stated interest rate was in effect at September 30, 2009.

(e)	Pay-In-Kind Payments (PIK).

38	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of September 30, 2009, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gallery Capital SA 10.125%, 5/15/13	5/10/2006	$2,812,191	$633,600	0.06%
Broder Brothers Co. 12.00%, 10/15/13	5/21/2009	729,805	155,300	0.01%

(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(h)	Variable rate coupon, rate shown as of September 30, 2009.

(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $90,356,220.

(j)	Illiquid security.

(k)	When-Issued or delayed delivery security.

(l)	Fair valued.

(m)	This position or a portion of this position represents an unsettled loan purchase. At September 30, 2009, the market value and unrealized gain/(loss) of these unsettled loan purchases amounted to $903,250 and $43,380, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(n)	Non-income producing security.

(o)	Investment in affiliated money market mutual fund.

+	Position, or a portion thereof, has been segregated to meet the collateral requirements of the Term Asset-Backed Securities Loan Facility (“TALF”) program administered by the Federal Reserve Bank of New York. The aggregate market value of these securities amounted to $55,751,110.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of September 30, 2009, the fund’s total exposure to subprime investments was 0.32% of net assets. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

Currency Abbreviations: AUD – Australian Dollar BRL – Brazilian Real COP – Colombian Peso EGP – Egypt Pound EUR – Euro Dollar HUF – Hungarian Forint	JPY – Japanese Yen NZD – New Zealand Dollar RUB – Russian Rouble TRY – New Turkish Lira UYU – Uruguayan Peso ZAR – South African Rand

Glossary:

ARMS – Adjustable Rate Mortgages

CMBS – Commercial Mortgage-Backed Securities

CMOs – Collateralized Mortgage Obligations

FRN – Floating Rate Note

LP – Limited Partnership

OJSC – Open Joint Stock Company

REIT – Real Estate Investment Trust

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	39

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

September 30, 2009 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,149,967,908)	$1,208,844,046
Affiliated issuers (cost $36,032,748)	36,032,748
Foreign currencies, at value (cost $2,612,069)	2,624,764
Due from broker	1,200,000
Interest receivable	27,859,465
Receivable for investment securities sold	8,808,618
Unrealized appreciation on credit default swap contracts	4,196,280
Unrealized appreciation of forward currency exchange contracts	1,168,956

Total assets	1,290,734,877

Liabilities
Due to custodian	2,386,962
Reverse repurchase agreements	85,721,619
TALF loan payable	47,801,200
Payable for investment securities purchased	4,828,399
Upfront premium received on credit default swap contacts	2,085,586
Unrealized depreciation of forward currency exchange contracts	927,615
Advisory fee payable	880,470
Unrealized depreciation on credit default swap contracts	690,809
Interest payable	112,826
Administrative fee payable	28,407
Transfer Agent fee payable	6,420
Accrued expenses and other liabilities	517,704

Total liabilities	145,988,017

Net Assets	$1,144,746,860

Composition of Net Assets
Capital stock, at par	$851,720
Additional paid-in capital	1,146,759,106
Undistributed net investment income	6,528,571
Accumulated net realized loss on investment and foreign currency transactions	(72,380,253)
Net unrealized appreciation of investments and foreign currency denominated assets and liabilities	62,987,716

$1,144,746,860

Net Asset Value Per Share—100 million shares of capital stock authorized, $0.01 par value (based on 85,172,033 shares outstanding)	$13.44

See notes to financial statements.

40	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2009 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $2,506)	$50,660,262
Dividends
Unaffiliated issuers	150,805
Affiliated issuers	13,106	$50,824,173

Expenses
Advisory fee (see Note B)	3,972,663
Custodian	181,762
Printing	85,889
Administrative	60,030
Audit	44,879
Registration	33,833
Directors’ fees	32,195
Legal	25,560
Transfer agency	24,014
Miscellaneous	25,245

Total expenses before interest and borrowing fee	4,486,070
Interest expense and borrowing fee	109,060
TALF administrative fee	83,902

Total expenses		4,679,032

Net investment income		46,145,141

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(6,356,196)
Swap contracts		487,136
Foreign currency transactions		(2,852,209)
Net change in unrealized appreciation/ depreciation of:
Investments		301,189,469
Swap contracts		3,166,585
Foreign currency denominated assets and liabilities		650,888

Net gain on investment and foreign currency transactions		296,285,673

Net Increase in Net Assets from Operations		$342,430,814

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	41

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended September 30, 2009 (unaudited)	Year Ended March 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment income	$46,145,141	$80,981,527
Net realized gain (loss) on investment and foreign currency transactions	(8,721,269)	(68,665,119)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	305,006,942	(219,044,765)

Net increase (decrease) in net assets from operations	342,430,814	(206,728,357)
Dividends to Shareholders from
Net investment income	(42,364,112)	(84,157,730)
Net realized gain (loss) on investment and foreign currency transactions	– 0	–	(32,669,979)
Capital Stock Transactions
Shares issued in connection with the acquisition of ACM Managed Dollar Income Fund Inc.	113,677,655	– 0	–

Total increase	413,744,357	(323,556,066)
Net Assets
Beginning of period	731,002,503	1,054,558,569

End of period (including undistributed net investment income of $6,528,571 and $2,747,542, respectively)	$1,144,746,860	$731,002,503

See notes to financial statements.

42	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

September 30, 2009 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on May 20, 1993 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust,

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	43

Notes to Financial Statements

on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

In valuing the Term Asset-Backed Securities Loan Facility (“TALF”) transactions, the Adviser, on an ongoing basis (i) requests dealer pricing indication, (ii) obtains inputs from third party valuation providers (where loans have traded in conjunction with recent asset sales) and (iii) considers prices at which loans are transferred between parties.

2. Fair Value Measurements

In accordance with the provisions set forth in U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirements also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

44	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

The Fund has elected the fair value option in valuing the TALF loan liability as permitted by U.S. GAAP regarding the fair value option for financial assets and financial liabilities. The fair value option permits a fund the opportunity to mitigate volatility in net assets caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Consequently the Fund recorded the loan liability on the statement of assets and liabilities at fair value. The fair value option requires that the TALF loan be marked-to-market giving consideration to relevant market factors including changes in the market value of the collateral related to the TALF loan (see Note C.4). As of September 30, 2009, the Fund did not have a difference between the aggregate fair value and the aggregate unpaid principal balance of the TALF loans outstanding.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities	Level 1			Level 2		Level 3		Total
Corporates – Non-Investment Grades	$	– 0	–	$418,018,185		$28,659,326		$446,677,511
Emerging Markets – Sovereigns		– 0	–	68,572,740		192,854,392		261,427,132
Corporates – Investment Grades		– 0	–	60,215,371		50,838,359		111,053,730
Commercial Mortgage-Backed Securities		– 0	–	96,665,651		– 0	–	96,665,651
Quasi – Sovereigns		– 0	–	11,065,983		58,012,961		69,078,944
Governments – Treasuries		– 0	–	21,221,722		42,094,228		63,315,950
Governments – Sovereign Bonds		– 0	–	27,373,718		21,665,214		49,038,932
Investment Company		36,032,748		– 0	–	– 0	–	36,032,748
Emerging Markets – Treasuries		– 0	–	– 0	–	32,312,571		32,312,571
Bank Loans		– 0	–	– 0	–	22,051,280		22,051,280
Emerging Markets – Corporate Bonds		–0–		9,659,028		7,432,697		17,091,725
Asset-Backed Securities		–0–		13,119,868		3,615,836		16,735,704
Common Stock		4,527,259		– 0	–	– 0	–	4,527,259
Governments – Sovereign Agencies		– 0	–	1,332,000		3,079,700		4,411,700
CMOs		– 0	–	– 0	–	4,349,158		4,349,158
Inflation-Linked Securities		– 0	–	– 0	–	3,730,251		3,730,251
Local Governments – Regional Bonds		– 0	–	– 0	–	3,675,094		3,675,094
Warrants		– 0	–	– 0	–	1,063,750		1,063,750
Supranationals		– 0	–	– 0	–	863,100		863,100
Preferred Stocks		460,573		128,800		185,231		774,604

Total Investments in Securities		41,020,580		727,373,066		476,483,148		1,244,876,794

Other Financial Instruments*		– 0	–	3,746,812		– 0	–	3,746,812

TALF Loans		– 0	–	– 0	–	(47,801,200)		(47,801,200)

		$41,020,580		$731,119,878		$428,681,948		$1,200,822,406

*	Other financial instruments are derivative instruments, such as forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	45

Notes to Financial Statements

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Non- Investment Grade		Emerging Markets - Sovereigns		Corporates - Investment Grades
Balance as of 3/31/09	$15,486,641		$128,868,681		$19,284,427
Accrued discounts /premiums	519,694		3,836,012		14,708
Realized gain (loss)	(3,201,926)		1,212,594		(17,246)
Change in unrealized appreciation/depreciation	8,906,396		57,448,415		10,393,367
Net purchases (sales)	4,118,822		5,031,100		(7,052,833)
Net transfers in and/or out of Level 3	2,829,699		(3,542,410)		28,215,936

Balance as of 9/30/09	$28,659,326		$192,854,392		$50,838,359

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09	$3,398,456		$55,894,795		$5,515,818

	Quasi- Sovereigns		Governments- Treasuries		Governments- Sovereign Bonds		Emerging Markets - Treasuries
Balance as of 3/31/09	$33,763,650		$27,044,134		$37,384,568			$34,442,924
Accrued discounts /premiums	660,151		(34,174)		(25,195)			158,158
Realized gain (loss)	– 0	–	169,510		3,418,879			894,217
Change in unrealized appreciation/depreciation	14,055,338		10,771,836		1,225,369			8,176,169
Net purchases (sales)	6,547,252		4,142,922		(20,338,407)			(11,358,897)
Net transfers in and/or out of Level 3	2,986,570		– 0	–	– 0	–		– 0	–

Balance as of 9/30/09	$58,012,961		$42,094,228		$21,665,214			$32,312,571

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09	$14,500,586		$10,135,243		$2,484,549			$8,176,169

	Bank Loans		Emerging Markets - Corporate Bonds		Asset-Backed Securities		Common Stock
Balance as of 3/31/09	$19,390,196		$2,551,309		$6,671,922			$12,978
Accrued discounts /premiums	1,464,305		374		20,255			– 0	–
Realized gain (loss)	(1,129,477)		– 0	–	623,660			– 0	–
Change in unrealized appreciation/depreciation	4,879,044		1,396,671		782,815			(12,978)
Net purchases (sales)	(2,552,788)		566,933		(4,482,816)			– 0	–
Net transfers in and/or out of Level 3	– 0	–	2,917,410		– 0	–		– 0	–

Balance as of 9/30/09	$22,051,280		$7,432,697		$3,615,836		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09	$4,169,667		$1,160,927		$748,157		$	– 0	–

46	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

	Governments– Sovereign Agencies		CMOs			Inflation- Linked Securities		Local Governments – Regional Bonds
Balance as of 3/31/09	$ – 0	–	$	– 0	–	$1,719,087			$937,337
Accrued discounts /premiums	(32,782)			(42,211)		(179,304)			1,678
Realized gain (loss)	– 0	–		12,635		23			– 0	–
Change in unrealized appreciation/depreciation	101,394			633,723		1,854,172			860,794
Net purchases (sales)	3,011,088			3,745,011		336,273			1,875,285
Net transfers in and/or out of Level 3	– 0	–		– 0	–	– 0	–		– 0	–

Balance as of 9/30/09	$3,079,700			$4,349,158		$3,730,251			$3,675,094

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09	$ – 0	–		$633,723		$1,854,173			$(42,113)

	Warrants		Supranationals			Preferred Stocks		TALF LOANS
Balance as of 3/31/09	$925,000		$	– 0	–	$ – 0	–	$	– 0	–
Accrued discounts /premiums	– 0	–		– 0	–	– 0	–		– 0	–
Realized gain (loss)	– 0	–		– 0	–	– 0	–		– 0	–
Change in unrealized appreciation/depreciation	138,750			23,100		16,881			– 0	–
Net purchases (sales)	– 0	–		840,000		168,350			(47,801,200)
Net transfers in and/or out of Level 3	– 0	–		– 0	–	– 0	–		– 0	–

Balance as of 9/30/09	$1,063,750			$863,100		$185,231			$(47,801,200)

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09	$277,500			$23,100		$16,881		$	– 0	–

	Total
Balance as of 3/31/09	$328,482,854
Accrued discounts /premiums	6,361,669
Realized gain (loss)	1,982,869
Change in unrealized appreciation/depreciation	121,651,256
Net purchases (sales)	(63,203,905)
Net transfers in and/or out of Level 3	33,407,205

Balance as of 9/30/09	$428,681,948

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/09	$108,947,631

 The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	47

Notes to Financial Statements

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

48	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

Pursuant to the amended administration agreement, the Fund reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser, provided, however, that the reimbursement may not exceed .15% annualized of average weekly net assets. For the six months ended September 30, 2009, such reimbursement amounted to $60,030, representing .01% annualized of the Fund’s average weekly net assets.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2009, there was no reimbursement paid to ABIS.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended September 30, 2009, is as follows:

Market Value March 31, 2009 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value September 30, 2009 (000)
$ 8,438	$224.063	$196,468	$13	$36,033

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	49

Notes to Financial Statements

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2009, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$206,770,163	$204,878,501
U.S. government securities	65,818,035	5,839,968

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding swap contracts and foreign currency transactions) are as follows:

Gross unrealized appreciation	$130,664,774
Gross unrealized depreciation	(71,788,636)

Net unrealized appreciation	$58,876,138

1. Derivative Financial Instruments

The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, or to obtain exposure to otherwise inaccessible markets. The Fund may also use derivatives for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign

50	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. The Fund may also use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. For the six months ended September 30, 2009, the Fund had no transactions in written options.

•	Swap Agreements

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	51

Notes to Financial Statements

an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swap agreements to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss)on swaps on the statement of operations, in addition to realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of swap contracts on the statement of operations.

Credit Default Swaps:

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap agreement, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. The accrual for these interim payments is recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Upfront premiums paid or received in connection with credit default swap contracts are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined

52	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

under the terms of the swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap contract (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose its investment. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

Implied credit spreads utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads and, with respect to buy contracts, increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

At September 30, 2009, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $76,990,000 with net unrealized appreciation of $4,196,280 and terms ranging from 3 months to 4 years, as reflected in the portfolio of investments.

In certain circumstances, Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swap agreements entered into by the Fund for the same reference obligation with the same counterparty. As of September 30, 2009, the Fund did not have Buy Contracts outstanding for the same referenced obligation with the same counterparty for its Sale Contracts outstanding.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	53

Notes to Financial Statements

At September 30, 2009 the Fund had entered into the following derivatives (not designated as hedging instruments under “Accounting for Derivative Instruments and Hedging Activities”):

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation of swap contracts	$4,196,280	Unrealized depreciation of swap contracts	$690,809

Foreign exchange contracts	Unrealized appreciation of forward currency exchange contracts	1,168,956	Unrealized depreciation of forward currency exchange contracts	927,615

Total		$5,365,236		$1,618,424

The effect of derivative instruments on the Statement of Operations for the six months ended September 30, 2009:

Derivatives Not Accounted for as Hedging Instruments	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain (loss) on swap contracts; change in unrealized appreciation/ depreciation of swap contracts	$487,136	$3,166,585

Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; change in unrealized appreciation/ depreciation of foreign currency denominated assets and liabilities	2,852,209	174,560

Total		$3,339,345	$3,341,145

For the six months ended September 30, 2009, the average monthly notional amount of credit default swap contracts was $75,035,000 and the average monthly principal amount of forward currency exchange contracts was $64,483,917.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. The Fund may enter into transactions for investment oppor-

54	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

tunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price. For the six months ended September 30, 2009, the average amount of reverse repurchase agreements outstanding was $4,908,716 and the daily weighted average interest rate was 7.78%.

During the period, the Fund paid net interest payment to counterparties.

4. Term Asset-Backed Securities Loan Facility

The Fund participates in the TALF program. Under the TALF program eligible borrowers may obtain a non-recourse loan from the Federal Reserve Bank of New York (“FRBNY”) by posting certain asset-backed securities and commercial mortgage-backed securities (“Eligible Securities”) as collateral. The transfer of the collateral is not recorded as a sale on a Fund’s records. The Fund agrees to repay the non-recourse loan amount plus accrued interest under the terms of the loan, with the principal balance being due at loan maturity. According to the terms of the TALF program, a Fund is not required to pledge further collateral should the value of the Eligible Securities transferred as collateral fall below the loan amount. The loan is prepayable in whole or in part at any time at the Fund’s option. Prepayments of principal received on the collateral during the loan term must be used to immediately reduce proportionately the loan balance outstanding. At the time of loan approval, the Fund pays a one time administration fee based upon the amount borrowed to the FRBNY.

Borrowing under TALF, as with the extension of other types of credit, subjects a Fund to certain risks, including possible delays in the recovery of securities posted as collateral or possible loss of rights in the collateral should a Fund be unable to repay a loan. Additionally, there is the risk that the expenses associated with the TALF loan, including interest expense may be greater than the income earned from the investment of the proceeds and/or the interest earned on the collateral to which a Fund remains entitled. Under the TALF program, interest earned on collateral will be used to pay interest expense associated with a loan. Should the interest earned exceed the interest expense on any given payment date, the remainder may be applied to the principal balance. Conversely, should the

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	55

Notes to Financial Statements

interest earned on the collateral be in shortfall of the interest expense due at any given payment date, a Fund will be required to expend cash for the difference in order to meet its obligation. Interest on the TALF loan is measured based on a predetermined rate on the loan origination and is reported on the statement of operations as interest expense.

For the six months ended September 30, 2009, the average amount of TALF loans outstanding was $7,986,015 and the weighted average interest rate was 3.27%.

NOTE D

Capital Stock

During the six months ended September 30, 2009, and March 31, 2009, the Fund issued no shares in connection with the Fund’s dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

Derivatives Risk—The Fund may invest in derivatives such as forwards, options, futures and swaps. These investments may be illiquid, difficult to price, and

56	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk—The Fund may utilize leverage through borrowings or the investment techniques of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls are speculative techniques and the proceeds from these transactions may be used, similar to borrowings by the Fund, for investment purposes. The use of derivative instruments by the Fund, such as forwards, futures, options and swaps, may also result in a form of leverage.

The effect of leverage can produce higher shareholder returns than if the Fund were not leveraged, and the use of leverage techniques can add to the net asset value (“NAV”) of the Common Stock. However, the risks of such techniques are potentially a higher volatility of the NAV of the Common Stock, potentially more volatility in the market value of the Common Stock and the relatively greater effect on the NAV of the Common Stock caused by favorable or adverse changes in the currency exchange rates. In addition, changes in the interest rate environment can increase or decrease shareholder returns. The Fund maintains asset coverage of at least 300% with respect to borrowings.

To the extent that the current interest rate on the Fund’s indebtedness approaches the net return on the leveraged portion of the Fund’s investment portfolio, then the benefit to the shareholders will be reduced. If the rate on indebtedness were to exceed the net return on the same portion of the portfolio, then this would result in a lower rate of return for the shareholders. Similarly, the use of leverage in a declining market can advance the decrease of the Fund’s NAV more so than if the Fund were not leveraged, which would likely be reflected in a greater decline in the market price for shares of Common Stock than if the Fund were not leveraged. In extreme cases, if the Fund’s current investment income were not sufficient to meet interest payments on indebtedness or if the Fund failed to maintain the asset coverage required by the 1940 Act, then it could be necessary for the Fund to liquidate certain investments at a time when it may be disadvantageous to do so, thereby reducing its NAV.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments in securities denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	57

Notes to Financial Statements

NOTE F

Acquisition of ACM Managed Dollar Income Fund, Inc. by AllianceBernstein Global High Income Fund, Inc. (the “Fund”)

On September 25, 2009, the Fund acquired all of the net assets and assumed all of the liabilities of ACM Managed Dollar Income, Inc. (“ACM Managed Dollar”), pursuant to an Agreement and Plan of Acquisition and Liquidation approved by the Board of Directors of the Fund at the Regular Meetings of the Board of Directors of the Fund held on March 11, 2009. On September 25, 2009, the acquisition was accomplished by a tax-free exchange of 8,835,925 shares of the Fund for 15,166,366 shares of ACM Managed Dollar. The aggregate net assets of the Fund and ACM Managed Dollar immediately before the acquisition were $1,020,391,036 and $118,184,167 (including $4,515,708 of net unrealized appreciation of investments), respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,138,575,203.

NOTE G

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2010 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended March 31, 2009 and March 31, 2008 were as follows:

	2009	2008
Distributions paid from:
Ordinary income	$84,218,883	$93,428,602
Long-term capital gain	32,608,826	30,808,050

Total taxable distributions	116,827,709	124,236,652

Total distributions paid	$116,827,709	$124,236,652

As of March 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,229,611
Accumulated capital and other losses	(63,631,086	)(a)
Unrealized appreciation/(depreciation)	(242,529,191	)(b)

Total accumulated earnings/(deficit)	$(302,930,666)

(a)

On March 31, 2009, the Fund had a net capital loss carryover for federal income tax purposes of $33,266,127 of which $33,266,127 expires in the year 2017. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital loss incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended March 31, 2009, the Fund defers to April 1, 2009 post-October capital losses of $30,364,959.

58	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

(b)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium, the difference between book and tax treatment of swap income and the realization for tax purpose of gain/losses on certain derivative instruments.

NOTE H

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“NYAG”) have been investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities. The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing and late trading practices that are the subject of the investigations mentioned above or the lawsuits described below.

Numerous lawsuits have been filed against the Adviser and certain other defendants in which plaintiffs make claims purportedly based on or related to the same practices that are the subject of the SEC and NYAG investigations referred to above. Some of these lawsuits name the Fund as a party. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual funds involving market and late trading in the District of Maryland.

The Adviser believes that these matters are not likely to have a material adverse effect on the Fund or the Adviser’s ability to perform advisory services relating to the Fund.

NOTE I

Subsequent Events

In accordance with U.S. GAAP disclosure requirements on subsequent events, management has evaluated events for possible recognition or disclosure in the financial statements through November 25, 2009, the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	59

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2009 (unaudited)	Year Ended March 31,
2009	2008	2007	2006	2005

Net asset value, beginning of period	$ 9.58	$ 13.81	$ 15.19	$ 14.54	$ 13.55	$ 13.59

Income From Investment Operations
Net investment income(a)	.59	1.06	1.07	.91	.90	.87
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.83	(3.76)	(.77)	.72	.99	(.08)

Net increase (decrease) in net asset value from operations	4.42	(2.70)	.30	1.63	1.89	0.79

Less: Dividends and Distributions
Dividends from net investment income	(.56)	(1.10)	(1.13)	(.98)	(.90)	(.83)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	(.43)	(.55)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.56)	(1.53)	(1.68)	(.98)	(.90)	(.83)

Net asset value, end of period	$ 13.44	$ 9.58	$ 13.81	$ 15.19	$ 14.54	$ 13.55

Market value, end of period	$ 12.61	$ 8.29	$ 13.10	$ 13.85	$ 12.59	$ 11.80

Discount, end of period	(6.18)%	13.47%	(5.14)%	(8.82)%	(13.41)%	(12.92)%
Total Return
Total investment return based on(b)
Market value	60.10%	(25.76)%	7.09%	18.52%	14.62%	(1.96)%
Net asset value	47.66%	(18.61)%	2.94%	12.55%	15.28%	6.94%
Ratios/ Supplemental Data
Net assets, end of period (000’s omitted)	$1,144,747	$731,003	$1,054,559	$1,027,252	$983,788	$916,838
Ratio to average net assets of:
Expenses	1.07	%( c)	1.07%	1.53%	1.68%	1.23%	1.30%
Expenses, excluding interest expense	1.05	%( c)	1.01%	1.00%	1.06%	1.15%	1.28%
Expenses, excluding interest and TALF administration fee	1.02	%( c)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	10.41	%( c)	9.10%	7.34%	6.24%	6.33%	6.50%
Portfolio turnover rate	25%	40%	67%	68%	79%	147%

See footnote summary on page 61.

60	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(c)	Annualized.

See	notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	61

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Paul J. DeNoon(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Stephen Woetzel, Controller

Administrator

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed-Income: Emerging Market Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. Paul J. DeNoon, Fernando Grisales, Douglas J. Peebles and Matthew S. Sheridan, members of the Global Fixed-Income: Emerging Market Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase from time to time at market prices shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications — As required, on April 30, 2009, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

62	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Board of Directors

SUMMARY OF GENERAL INFORMATION

Shareholder Information

The Fund distributes its daily net asset value (NAV) to various financial publications or independent organizations such as Lipper, Inc., Morningstar, Inc. and Bloomberg.

The Fund’s NYSE trading symbol is “AWF.” Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, and other newspapers in a table called “Closed-End Bond Funds.”

Dividend Reinvestment Plan

If your shares are held in your own name, you will automatically be a participant in the Plan unless you elect to receive cash. If your shares are held in nominee or street name through a broker or nominee who provides this service, you will also automatically be a participant in the Plan. If your shares are held in the name of a broker or nominee who does not provide this service, you will need to instruct them to participate in the Plan on your behalf or your distributions will not be reinvested. In such case, you will receive your distributions in cash.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Computershare Trust Company, N.A. at (800) 219-4218.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	63

Summary of General Information

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

US Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National Arizona California Massachusetts Michigan Minnesota	New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,* which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

64	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

AllianceBernstein Family of Funds

Privacy Notice (This information is not part of the Shareholder Report.)

AllianceBernstein L.P., the AllianceBernstein Family of Funds and AllianceBernstein Investments, Inc. (collectively, “AllianceBernstein” or “we”) understand the importance of maintaining the confidentiality of our clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about clients from sources, including: (1) account documentation, including applications or other forms, which may contain information such as a client’s name, address, phone number, social security number, assets, income, and other household information, (2) clients’ transactions with us and others, such as account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data, and online information collecting devices known as “cookies.”

It is our policy not to disclose nonpublic personal information about our clients (or former clients) except to our affiliates, or to others as permitted or required by law. From time to time, AllianceBernstein may disclose nonpublic personal information that we collect about our clients (or former clients), as described above, to non-affiliated third parties, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf under a joint marketing agreement that requires the third party provider to adhere to AllianceBernstein’s privacy policy. We have policies and procedures to safeguard nonpublic personal information about our clients (and former clients) that include restricting access to such nonpublic personal information and maintaining physical, electronic and procedural safeguards, that comply with applicable standards, to safeguard such nonpublic personal information.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GHIF-0152-0909

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ ROBERT M. KEITH
Robert M. Keith President

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT M. KEITH
Robert M. Keith President

Date: November 27, 2009

By:	/s/ JOSEPH J. MANTINEO
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: November 27, 2009